Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Balance	¥ 25,701	¥ 29,863	¥ 32,142
Change in unrecognized tax benefits
Decrease in tax positions		(4,162)	(2,279)
Balance	¥ 25,701	¥ 25,701	¥ 29,863